Curian Dynamic Risk Advantage - Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Income Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.35%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver or Reimbursement	[3]	(0.35%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Income Fund	149	535	947	2,098

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	153.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
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Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

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Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.